Earnings (Loss) Per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Feb. 28, 2017		Feb. 29, 2016
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$ (2,657,455)	$ (4,870,787)	$ (7,219,626)		$ (2,549,577)
Weighted average number of common shares outstanding	42,729,626	58,622,658	43,384,632		34,163,263
Basic net loss per share	$ (0.06)	$ (0.08)	$ (0.16)		$ (0.07)
Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$ (2,657,455)	$ (4,870,787)	$ (7,219,626)		$ (2,549,577)
Weighted average number of common shares outstanding	42,729,626	58,622,658	44,840,743		34,163,263
Stock options (1)				[1]		[1]
Warrants (2)				[2]		[2]
Diluted weighted average common shares outstanding	42,729,626	58,622,658	44,840,743		34,163,263
Diluted net loss per share	$ (0.06)	$ (0.08)	$ (0.16)		$ (0.07)

[1]	(1) At both February 28, 2017 and February 29, 2016, there were stock options equivalent to 2,592,310 common shares outstanding. The stock options are anti-dilutive at February 28, 2017 and February 29, 2016 and therefore, have been excluded from diluted earnings (loss) per share.
[2]	(2) At February 28, 2017 and February 29, 2016, there were outstanding warrants equivalent to 4,660,000 and 4,510,000 common shares, respectively. The warrants are anti-dilutive at February 28, 2017 and February 29, 2016 and therefore, have been excluded from diluted earnings (loss) per share.